Document And Entity Information	Oct. 28, 2026
Document Information [Line Items]
Entity, Registrant Name	Picard Medical, Inc.
Document, Type	8-K
Document, Period End Date	Oct. 28, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-42801
Entity, Tax Identification Number	86-3212894
Entity, Address, Address Line One	1992 E Silverlake
Entity, Address, City or Town	Tucson
Entity, Address, State or Province	AZ
Entity, Address, Postal Zip Code	85713
City Area Code	520
Local Phone Number	545-1234
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PMI
Security Exchange Name	NYSE
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0002030617